FOCUS VARIABLE ANNUITY
GOLDENSELECT ACCESS ONE®
GOLDENSELECT DVA®
PREFERRED ADVANTAGE VARIABLE ANNUITY
ROLLOVER CHOICESM VARIABLE ANNUITY
SMARTDESIGN ADVANTAGE
SMARTDESIGN SIGNATURE
SMARTDESIGN VARIABLE ANNUITY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITIES
issued by
Voya Insurance and Annuity Company
and its
Separate Account B

EQUI-SELECT

AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
issued by
Voya Insurance and Annuity Company
and its
Separate Account EQ

Supplement Dated July 3, 2019

This supplement updates and amends certain information contained in your latest annuity contract prospectus and any subsequent contract prospectus supplements. Please read it carefully and keep it with your contract prospectus and contract prospectus supplements for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT THE VY® OPPENHEIMER GLOBAL PORTFOLIO

Effective May 24, 2019, the Subadviser for the VY® Oppenheimer Global Portfolio was changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc., and effective June 27, 2019, this fund was renamed the VY® Invesco Oppenheimer Global Portfolio. Consequently, all references in your latest contract prospectus and any subsequent prospectus supplements to the VY® Oppenheimer Global Portfolio are hereby deleted and replaced with VY® Invesco Oppenheimer Global Portfolio and all references to OppenheimerFunds, Inc. as the Portfolio’s Subadviser are hereby deleted and replaced with Invesco Advisers, Inc.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.